Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Allowance for loan losses, beginning balance	$ 1,148	$ 941
Allowance for loan losses, ending balance	1,313	1,148
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	40	66
Allowance for loan losses, collectively evaluated for impairment	1,273	1,082
Charge-offs	(176)	(190)
Recoveries	21	3
Provision	320	394
Loans receivable:
Loans receivable	145,136	124,971
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	1,191	3,453
Loans receivable, collectively evaluated for impairment	143,945	121,518
Real Estate Portfolio Segment [Member]
Loans receivable:
Loans receivable	142,489	124,181
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	75	59
Allowance for loan losses, ending balance	55	75
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	55	75
Charge-offs	0	(57)
Recoveries	0	0
Provision	(20)	73
Loans receivable:
Loans receivable	5,777	7,085
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	0	837
Loans receivable, collectively evaluated for impairment	5,777	6,248
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	418	424
Allowance for loan losses, ending balance	486	418
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	33	29
Allowance for loan losses, collectively evaluated for impairment	453	389
Charge-offs	(110)	0
Recoveries	0	0
Provision	178	(6)
Loans receivable:
Loans receivable	51,036	48,554
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	974	1,545
Loans receivable, collectively evaluated for impairment	50,062	47,009
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	60	36
Allowance for loan losses, ending balance	81	60
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	81	60
Charge-offs	0	0
Recoveries	0	0
Provision	21	24
Loans receivable:
Loans receivable	12,402	10,132
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	0	67
Loans receivable, collectively evaluated for impairment	12,402	10,065
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	324	199
Allowance for loan losses, ending balance	389	324
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	7	29
Allowance for loan losses, collectively evaluated for impairment	382	295
Charge-offs	(21)	(133)
Recoveries	21	3
Provision	65	255
Loans receivable:
Loans receivable	49,765	37,146
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	133	869
Loans receivable, collectively evaluated for impairment	49,632	36,277
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	122	96
Allowance for loan losses, ending balance	153	122
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	153	122
Charge-offs	0	0
Recoveries	0	0
Provision	31	26
Loans receivable:
Loans receivable	16,100	14,303
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	16,100	14,303
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	46	50
Allowance for loan losses, ending balance	50	46
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	0	8
Allowance for loan losses, collectively evaluated for impairment	50	38
Charge-offs	(45)	0
Recoveries	0	0
Provision	49	(4)
Loans receivable:
Loans receivable	7,409	6,961
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	84	135
Loans receivable, collectively evaluated for impairment	7,325	6,826
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	7	2
Allowance for loan losses, ending balance	18	7
Ending balance evaluated for impairment
Allowance for loan losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	18	7
Charge-offs	0	0
Recoveries	0	0
Provision	11	5
Loans receivable:
Loans receivable	2,647	790
Ending balance evaluated for impairment
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	2,647	790
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Allowance for loan losses, beginning balance	96	75
Allowance for loan losses, ending balance	81	96
Ending balance evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	81	96
Provision	$ (15)	$ 21